Cash flow information	3 Months Ended
Sep. 30, 2021
Statement Of Cash Flows [Abstract]
Cash flow information

7. Cash flow information

(in U.S. dollars, in thousands)	As of September 30,	As of June 30,
(a) Reconciliation of cash and cash equivalents	2021	2021
Cash at bank	115,524	136,430
Deposits at call	432	451
	115,956	136,881

(in U.S. dollars, in thousands)	Three months ended of September 30,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2021	2020
Loss for the period	(22,645)	(24,544)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	1,093	1,005
Foreign exchange (gains)/losses	122	(113)
Finance costs	2,733	2,534
Remeasurement of borrowing arrangements	(480)	(1,023)
Remeasurement of contingent consideration	(280)	(15,107)
Equity settled share-based payment	1,076	4,881
Deferred tax benefit	(62)	(730)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	(1,080)	(869)
Decrease/(increase) in prepayments	1,843	795
Increase/(decrease) in trade creditors and accruals	(3,016)	3,601
Increase/(decrease) in provisions	1,090	1,403
Net cash outflows used in operations	(19,606)	(28,167)